UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 180.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$252	$228,266

		$228,266

Education — 10.0%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$5,580	$6,872,663
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,698,189
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/45	3,250	4,321,265
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,851,350
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	4,000	4,555,040

		$30,298,507

Electric Utilities — 4.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,797,339
Florida Municipal Power Agency, 5.00%, 10/1/31	1,000	1,138,340
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,894,101
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,152,880
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	7,762,860

		$14,745,520

Escrowed/Prerefunded — 0.5%
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	$1,500	$1,587,120

		$1,587,120

General Obligations — 14.9%
California, (AMT), 5.05%, 12/1/36	$135	$135,379
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,346,220
Illinois, 5.00%, 5/1/33	5,000	5,034,650
Illinois, 5.25%, 7/1/30	605	626,157
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,699,053
Leander, TX, Independent School District, 0.00%, 8/15/39	20,000	6,833,800
New York, 5.00%, 2/15/34(2)	2,500	2,855,075
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,599,249
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/36	9,250	4,074,440
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/37	7,500	3,156,750
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/38	8,500	3,417,595
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	6,035	2,316,112

		$45,094,480

Health Care - Miscellaneous — 0.0%(3)
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$19	$19,276
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(4)	51	51,217
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.20%, 12/1/36(4)	19	19,313

		$89,806

Security	Principal Amount (000’s omitted)	Value
Hospital — 24.2%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(5)	$10,000	$11,420,500
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	492,210
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)(5)	10,000	10,903,100
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,378,495
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,335	1,504,919
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), 5.50%, 7/1/40	1,870	2,080,581
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	3,982,642
Massachusetts Development Finance Agency, (Childrens Hospital), 5.00%, 10/1/46(2)(5)	10,000	11,107,400
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,798,099
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,825,338
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,614,049
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,207,852
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(5)	11,400	12,806,304
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,675	1,730,660
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,786,738
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	785	791,884
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	670	702,100
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,117,980

		$73,250,851

Housing — 2.0%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,516,360
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	555	569,918
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	755	754,917
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	173,637

		$6,014,832

Industrial Development Revenue — 6.9%
Clayton County, GA, Development Authority, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$492,708
Denver City and County, CO, (United Air Lines), (AMT), 5.75%, 10/1/32	1,370	1,428,677
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	3,695	3,709,558
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,759,088
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,077,021
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(4)	1,660	1,715,494
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	5,097,128
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,128,304
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,925,413
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38(6)	2,430	2,463,291

		$20,796,682

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (AGM), 0.71%, 7/1/29(7)	$3,000	$2,084,700

		$2,084,700

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.1%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,324,600

		$3,324,600

Insured-Hospital — 6.5%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,453,092
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,965,279
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,534,975
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,510	10,086,400
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	700	742,427

		$19,782,173

Insured-Lease Revenue/Certificates of Participation — 1.1%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,275,640

		$3,275,640

Insured-Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$1,731,952

		$1,731,952

Insured-Special Tax Revenue — 8.0%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$34,750	$12,885,995
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	5,187,858
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,664,784
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	30,000	4,468,200

		$24,206,837

Insured-Student Loan — 2.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,900	$2,090,665
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	390	411,095
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33(8)	2,600	2,627,378
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,665	1,796,235

		$6,925,373

Insured-Transportation — 14.8%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$5,711,027
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,042,815
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,310,691
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,162,035
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	7,237,350
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	1,200	1,305,864
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	9,820	8,822,681
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,244,888
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,550,251
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,318,067

		$44,705,669

Insured-Water and Sewer — 12.0%
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(5)	$17,985	$20,641,205
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,092,980
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,183,158
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,135,000
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,007,137
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,463,460
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	1,808,800

		$36,331,740

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.0%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,435,053
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	4,890,468
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,925,486

		$9,251,007

Other Revenue — 4.0%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$785	$895,481
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	880	1,010,530
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	480	556,675
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(9)	1,925	479,075
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,500	1,499,940
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.882%, Variable to 8/1/19 (Put Date), 11/1/39(7)	1,000	1,001,490
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	165	163,088
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,430,050
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,225	1,241,880

		$12,278,209

Senior Living/Life Care — 6.3%
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	$535	$586,783
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,174,416
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(9)	3,109	760,067
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,615,257
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	846,760
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,228,379
Savannah, GA, Economic Development Authority, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,687,086
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Trinity Terrace), 5.00%, 10/1/49	2,500	2,625,675
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	361,897
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,066,775

		$18,953,095

Special Tax Revenue — 16.0%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/31	$500	$504,006
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	90	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(10)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	160	156,615
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	130	127,881
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(2)(5)	10,000	11,518,400
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39(2)(5)	12,400	14,072,884
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,768,650
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(5)	5,000	5,895,500
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	263	254,693
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	190	167,668
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	600	464,436

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, 5.00%, 4/1/33(2)(5)	$10,000	$11,585,300
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,008,534

		$48,524,567

Transportation — 32.9%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$435	$496,526
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/41	9,200	9,666,256
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,193,482
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,003,595
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,401,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,090,970
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	455,796
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,205,937
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, Variable to 12/15/21 (Put Date), 6/15/34(7)	7,250	7,059,180
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,815,120
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	1,515	1,688,180
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,166,379
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,742,725
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	5,370	5,979,978
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,425,288
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,970,135
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	7,981,238
San Joaquin Hills, CA, Transportation Corridor Agency, 5.00%, 1/15/50	7,500	7,896,375
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,250,822
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,021,044
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(5)	9,300	10,105,938

		$99,616,564

Water and Sewer — 7.5%
Atlanta, GA, Water and Wastewater, 5.00%, 11/1/40(2)	$10,000	$11,290,800
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	1,994,255
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	5,014,462
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,380,898

		$22,680,415

Total Tax-Exempt Municipal Securities — 180.3% (identified cost $507,735,190)		$545,778,605

Taxable Municipal Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$5	$4,841

		$4,841

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.0%
Atlantic City, NJ, 7.50%, 3/1/40	$5,000	$5,090,550
Chicago, IL, 7.75%, 1/1/42	1,155	1,110,798

		$6,201,348

Hospital — 2.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,418,860

		$6,418,860

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$448,761
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	324,760

		$773,521

Total Taxable Municipal Securities — 4.4% (identified cost $12,847,923)		$13,398,570

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)	Value
Health Care - Services — 0.5%
AHS Hospital Corp., 5.024%, 7/1/45	$1,330	$1,315,052

		$1,315,052

Hospital — 0.3%
Texas Health Resources, 4.33%, 11/15/55	$1,000	$970,424

		$970,424

Total Corporate Bonds & Notes — 0.8% (identified cost $2,330,000)		$2,285,476

Institutional MuniFund Term Preferred Shares — 1.0%

Security	Shares	Value

Nuveen Texas Quality Income Municipal Fund, (AMT), 0.92%, 11/1/18(4)(11)	600	$3,007,920

Total Institutional MuniFund Term Preferred Shares — 1.0% (identified cost $3,000,000)		$3,007,920

Total Investments — 186.5% (identified cost $525,913,113)		$564,470,571

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.7)%		$(120,152,666)

Other Assets, Less Liabilities — (46.8)%		$(141,682,198)

Net Assets Applicable to Common Shares — 100.0%		$302,635,707

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 25.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 10.4% of total investments.

At August 31, 2015, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	19.8%
Texas	12.6%
California	11.8%
Others, representing less than 10% individually	55.8%

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $16,857,979 or 5.6% of the Trust’s net assets applicable to common shares.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $40,821,531.

(6)	When-issued security.

(7)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2015.

(8)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(9)	Security is in default and making only partial interest payments.

(10)	Defaulted bond.

(11)	Variable rate security. The stated dividend rate represents the rate in effect at August 31, 2015. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$372,613,428

Gross unrealized appreciation	$45,157,743
Gross unrealized depreciation	(6,220,600)

Net unrealized appreciation	$38,937,143

The Trust did not have any open financial instruments at August 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$545,778,605	$—	$545,778,605
Taxable Municipal Securities	—	13,398,570	—	13,398,570
Corporate Bonds & Notes	—	2,285,476	—	2,285,476
Institutional MuniFund Term Preferred Shares	—	3,007,920	—	3,007,920
Total Investments	$—	$564,470,571	$—	$564,470,571

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2015 is not presented.

At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015